Acquisition reversal receivable (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Acquisition reversal receivable
Balance as of beginning of period	$ 0	$ 0
Addition	33,151,699	0
Balance as of end of period	$ 33,151,699	$ 0